Cover Page	3 Months Ended
Mar. 31, 2022
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	SVF Investment Corp. 3
Entity Central Index Key	0001837240
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-4 (File No. 333-262529) (this “Registration Statement”), as originally declared effective by the Securities and Exchange Commission on May 9, 2022, of SVF Investment Corp. 3 (the “Company”) is being filed following the execution by Symbotic LLC and Warehouse Technologies LLC of a Second Amended and Restated Master Automation Agreement, dated as of May 20, 2022 with Walmart Inc. (the “MAA”) to (i) update certain information in the Registration Statement related to the execution of the MAA, (ii) include the Company’s financial information for the quarter ended March 31, 2022, (iii) update the financial information of Warehouse Technologies LLC and its subsidiaries to include financial information for the quarter ended March 26, 2022, and (iv) update the unaudited pro forma condensed combined financial information contained in the Registration Statement.